Finance receivables (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Finance Receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2022	2023
Retail	17,647,440	20,201,004
Finance leases	2,347,941	2,503,369
Wholesale and other dealer loans	2,904,216	3,461,421

Total	22,899,597	26,165,794

Deferred origination costs	328,792	359,743
Less - Unearned income	(1,172,007)	(1,418,272)
Less - Allowance for credit losses
Retail	(230,104)	(274,871)
Finance leases	(36,985)	(36,920)
Wholesale and other dealer loans	(24,836)	(24,622)

Total finance receivables, net	21,764,457	24,770,851

Current assets	7,181,327	8,279,806
Non-current assets	14,583,130	16,491,045

Total finance receivables, net	21,764,457	24,770,851

Disclosure of Contractual Maturities
The contractual maturity of retail receivables, future lease payments to be received for finance leases, the contractual maturity of wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2022
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	5,276,853	639,493	1,640,995
Between 1 and 2 years	3,988,650	482,368	319,847
Between 2 and 3 years	3,338,910	367,680	240,727
Between 3 and 4 years	2,546,568	198,789	161,717
Between 4 and 5 years	1,487,397	68,092	133,286
Later than 5 years	1,009,062	14,680	407,643

Total	17,647,440	1,771,102	2,904,216

	Yen in millions
	March 31, 2023
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	5,822,035	736,347	2,101,711
Between 1 and 2 years	4,599,678	534,414	402,642
Between 2 and 3 years	3,930,516	402,625	266,593
Between 3 and 4 years	3,013,894	196,046	142,888
Between 4 and 5 years	1,737,460	64,676	145,964
Later than 5 years	1,097,422	13,540	401,622

Total	20,201,004	1,947,649	3,461,421

Disclosure of Finance Leases Receivables
Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2022	2023
Lease payments	1,771,102	1,947,649
Estimated unguaranteed residual values	576,839	555,720

Total	2,347,941	2,503,369

Deferred origination costs	15,807	18,587
Less - Unearned income	(190,954)	(224,761)
Less - Allowance for credit losses	(36,985)	(36,920)

Finance leases receivables, net	2,135,809	2,260,275